Subsequent Events (Details) - $ / shares	Nov. 01, 2019	Sep. 30, 2019	Dec. 31, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	1
Class A
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Common stock, shares issued (in shares)		232,000,000	231,600,000
Class A | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common stock, shares issued (in shares)	232,000,000
Class B
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Common stock, shares issued (in shares)		37,000,000	37,000,000
Class B | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common stock, shares issued (in shares)	37,000,000
Reverse Stock Split [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	8
Class B | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	4,600,000
Class A | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	29,000,000